Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total income		£ 21,076	£ 21,451	£ 22,040
UK [member]
Disclosure of operating segments [line items]
Total income		11,190	11,096	12,160
UK [member] | More than five percent of total income [member]
Disclosure of operating segments [line items]
Total income	[1]	11,190	11,096	12,160
Europe [member]
Disclosure of operating segments [line items]
Total income		1,663	2,087	2,245
Americas [member]
Disclosure of operating segments [line items]
Total income		7,443	7,278	6,610
Africa and middle east [member]
Disclosure of operating segments [line items]
Total income		251	419	387
Asia [member]
Disclosure of operating segments [line items]
Total income		529	571	638
United States [Member] | More than five percent of total income [member]
Disclosure of operating segments [line items]
Total income	[1]	£ 6,871	£ 6,876	£ 6,228

[1]	Total income based on counterparty location. Income from each single external customer does not amount to 10 % or greater of the Group’s total income.